STOCK BASED COMPENSATION	6 Months Ended
Jun. 30, 2011
STOCK BASED COMPENSATION
NOTE 13 - STOCK BASED COMPENSATION

On October 21, 2010, the Company established the 2010 Equity Incentive Plan (“EIP”) for officers, employees, directors, consultants and advisors to the Company and its affiliates, consisting of 4,250,000 shares of common stock.  The EIP has a term of ten years and is administered by our Board of Directors (“Board”) or a committee to be established by our Board (the “Administrator”), to determine the various types of incentive awards that may be granted to recipients under this plan and the number of shares of common stock to underlie each such award under the EIP.  The EIP also contains a provision which restricts the plan to granting awards relating to no more than 1,600,000 shares of common stock of 22nd Century Group during the first twelve months following the effective date of the Merger.  On March 31, 2011, the Company filed a registration statement with the SEC to register all of the shares of common stock of 22nd Century Group that it may issue under the EIP. On April 1, 2011, under our EIP, the Board granted an aggregate of 1,150,000 shares of common stock of 22nd Century Group to officers and directors and incentive stock options to key employees to purchase an aggregate of 35,000 shares of 22nd Century Group’s common stock.

The number of shares of common stock of 22nd Century Group subject to the EIP, any number of shares subject to any numerical limit in the EIP, and the number of shares and terms of any incentive award will be adjusted in the event of any change in outstanding common stock of 22nd Century Group by reason of any stock dividend, spin-off, split-up, stock split, reverse stock split, recapitalization, reclassification, merger, consolidation, liquidation, business combination or exchange of shares or similar transaction.

The EIP authorizes the grant of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, restricted stock or restricted stock units.

All awards made under the EIP may be subject to vesting and other contingencies as determined by the Administrator and will be evidenced by agreements approved by the Administrator which set forth the terms and conditions of each award.

              The Company accounts for stock-based compensation under the provisions of ASC Topic 718, “Compensation — Stock Compensation.” The Company recognizes compensation cost in its financial statements for all share based payments granted, modified, or settled during the period. For awards with graded vesting, compensation cost is recognized on a straight-line basis over the related vesting period.

               For the three and six-month periods ended June 30, 2011 and 2010, the Company recorded compensation expense (included in general and administrative expense) of $9,135 and $0, respectively, related to stock options and $39,844 and $0, respectively, related to amortization of non-vested stock grants.

For the three and six month periods ended June 30, 2011 and 2010, the Company recorded compensation expense $229,500 ($51,000 included in research and development expense and $178,500 included in general and administrative expense) and $0, respectively, related to stock grants for 450,000 shares which vested immediately upon award.

The Company has non-vested awards for 700,000 restricted shares outstanding; 600,000 restricted shares vest at the rate of 150,000 shares annually over the four-year period ending April 1, 2015. The remaining 100,000 restricted shares vest based on achieving a performance milestone which is annual sales of $3 million in cigarettes (not SPECTRUM or X-22) by December 31, 2013.  Stock based compensation for these shares is being recorded over the requisite service period based on estimates of the probability and timeline of achieving milestones and vesting.  For accounting purpose, the share will be considered issued and outstanding upon vesting.